Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

October 31, 2020

GAI-QTLY-1220
1.809089.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	1,231,074	$70,159
Entertainment - 2.9%
Activision Blizzard, Inc.	455,900	34,525
Nintendo Co. Ltd. ADR	137,900	9,340
The Walt Disney Co.	522,200	63,317
Vivendi SA	2,134,300	61,621
Warner Music Group Corp. Class A	243,300	6,455
		175,258
Media - 4.4%
Comcast Corp. Class A	5,629,000	237,769
Interpublic Group of Companies, Inc.	1,578,400	28,553
Omnicom Group, Inc.	85,900	4,054
		270,376

TOTAL COMMUNICATION SERVICES		515,793

CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.8%
BorgWarner, Inc.	1,378,797	48,230
Automobiles - 0.2%
Harley-Davidson, Inc.	334,000	10,982
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. Class A	31,900	2,963
Starbucks Corp.	192,400	16,731
		19,694
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	2,600	268
Sony Corp. sponsored ADR	125,600	10,508
Whirlpool Corp.	255,100	47,183
		57,959
Specialty Retail - 1.5%
Lowe's Companies, Inc. (b)	549,579	86,888
TJX Companies, Inc.	39,100	1,986
		88,874
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	67,200	8,069
Puma AG	33,790	2,953
Tapestry, Inc.	126,700	2,817
		13,839

TOTAL CONSUMER DISCRETIONARY		239,578

CONSUMER STAPLES - 8.0%
Beverages - 2.0%
Anheuser-Busch InBev SA NV ADR (c)	169,300	8,788
Diageo PLC sponsored ADR	145,100	18,889
Keurig Dr. Pepper, Inc.	158,300	4,258
Pernod Ricard SA	60,100	9,687
Remy Cointreau SA	41,115	6,943
The Coca-Cola Co.	1,526,503	73,364
		121,929
Food & Staples Retailing - 0.9%
Sysco Corp.	685,546	37,918
Walmart, Inc.	103,900	14,416
		52,334
Food Products - 0.2%
JDE Peet's BV	416,700	14,850
Household Products - 0.7%
Colgate-Palmolive Co.	75,300	5,940
Energizer Holdings, Inc.	250,700	9,865
Procter & Gamble Co.	96,015	13,164
Spectrum Brands Holdings, Inc.	285,900	16,259
		45,228
Personal Products - 0.2%
Unilever NV	183,200	10,359
Tobacco - 4.0%
Altria Group, Inc.	5,556,300	200,471
British American Tobacco PLC sponsored ADR	1,503,900	47,944
		248,415

TOTAL CONSUMER STAPLES		493,115

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	352,900	6,278
Cenovus Energy, Inc.	37,200	122
Cenovus Energy, Inc. (Canada)	8,879,000	29,057
Equinor ASA sponsored ADR	3,919,300	50,285
Exxon Mobil Corp.	5,726,200	186,789
Hess Corp.	1,566,200	58,294
Kosmos Energy Ltd.	4,424,685	4,399
Phillips 66 Co.	82,300	3,840
Royal Dutch Shell PLC Class B sponsored ADR	444,500	10,735
Total SA sponsored ADR	441,786	13,399
		363,198
FINANCIALS - 15.8%
Banks - 10.2%
Bank of America Corp.	7,528,856	178,434
First Hawaiian, Inc.	141,100	2,435
JPMorgan Chase & Co.	744,392	72,980
M&T Bank Corp.	129,300	13,393
PNC Financial Services Group, Inc.	598,154	66,921
Truist Financial Corp.	1,770,430	74,571
U.S. Bancorp	1,268,073	49,391
Wells Fargo & Co.	7,886,841	169,173
		627,298
Capital Markets - 3.7%
Brookfield Asset Management, Inc. Class A	377,635	11,246
FS KKR Capital Corp.	6,527	95
KKR & Co. LP	701,343	23,951
Morgan Stanley	466,797	22,476
Northern Trust Corp.	1,064,164	83,292
Raymond James Financial, Inc.	306,300	23,414
S&P Global, Inc.	2,600	839
State Street Corp.	1,106,227	65,157
TPG Specialty Lending, Inc.	40,356	664
		231,134
Consumer Finance - 0.4%
Discover Financial Services	391,400	25,445
Shriram Transport Finance Co. Ltd.	189,726	1,763
		27,208
Insurance - 1.0%
Chubb Ltd.	169,200	21,981
Marsh & McLennan Companies, Inc.	196,107	20,289
Old Republic International Corp.	207,900	3,385
The Travelers Companies, Inc.	120,100	14,497
		60,152
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	279,100	3,899
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	296,900	11,831
Radian Group, Inc.	889,068	15,959
		27,790

TOTAL FINANCIALS		977,481

HEALTH CARE - 16.7%
Biotechnology - 0.9%
AbbVie, Inc.	173,100	14,731
Alexion Pharmaceuticals, Inc. (a)	289,700	33,356
Intercept Pharmaceuticals, Inc. (a)	230,704	6,411
		54,498
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	125,716	29,057
Boston Scientific Corp. (a)	360,700	12,361
GN Store Nord A/S	54,000	3,884
Sonova Holding AG Class B	26,112	6,194
		51,496
Health Care Providers & Services - 7.3%
AmerisourceBergen Corp.	272,600	26,189
Cardinal Health, Inc.	910,000	41,669
Cigna Corp.	504,600	84,253
CVS Health Corp.	1,685,604	94,546
McKesson Corp.	511,487	75,439
Patterson Companies, Inc.	708,070	17,613
United Drug PLC (United Kingdom)	202,900	1,907
UnitedHealth Group, Inc.	349,400	106,616
		448,232
Pharmaceuticals - 7.7%
Bayer AG	1,426,935	67,052
Bristol-Myers Squibb Co.	2,613,010	152,730
GlaxoSmithKline PLC sponsored ADR	2,690,712	89,924
Johnson & Johnson	960,369	131,676
Novartis AG sponsored ADR	7,144	558
Royalty Pharma PLC	14,600	536
Sanofi SA sponsored ADR	693,500	31,416
		473,892

TOTAL HEALTH CARE		1,028,118

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.1%
General Dynamics Corp.	156,900	20,606
Huntington Ingalls Industries, Inc.	112,900	16,650
Raytheon Technologies Corp.	216,482	11,759
Safran SA (a)	100,400	10,590
The Boeing Co.	58,400	8,432
		68,037
Air Freight & Logistics - 3.2%
DSV Panalpina A/S	31,400	5,084
Expeditors International of Washington, Inc.	9,200	813
FedEx Corp.	179,900	46,679
United Parcel Service, Inc. Class B	930,404	146,176
		198,752
Building Products - 0.4%
A.O. Smith Corp.	73,200	3,784
Johnson Controls International PLC	444,500	18,762
		22,546
Commercial Services & Supplies - 0.5%
Healthcare Services Group, Inc. (c)	852,789	19,512
HNI Corp.	127,100	4,137
Interface, Inc.	541,000	3,316
Ritchie Bros. Auctioneers, Inc.	17,500	1,061
		28,026
Electrical Equipment - 1.2%
Acuity Brands, Inc.	131,500	11,722
Hubbell, Inc. Class B	165,139	24,029
Rockwell Automation, Inc.	22,400	5,311
Vertiv Holdings Co.	56,600	999
Vertiv Holdings LLC (d)	2,000,000	35,300
		77,361
Industrial Conglomerates - 5.1%
3M Co.	148,400	23,738
General Electric Co.	39,285,527	291,499
		315,237
Machinery - 1.9%
Caterpillar, Inc.	63,900	10,035
Cummins, Inc.	60,700	13,347
Donaldson Co., Inc.	651,600	30,951
Flowserve Corp.	291,100	8,477
Fortive Corp.	259,100	15,961
Kardex AG	7,390	1,302
Nordson Corp.	27,200	5,261
Otis Worldwide Corp.	99,241	6,081
Stanley Black & Decker, Inc.	68,300	11,351
Westinghouse Air Brake Co.	224,490	13,312
		116,078
Professional Services - 0.1%
Equifax, Inc.	53,000	7,240
RELX PLC (London Stock Exchange)	29,600	586
Robert Half International, Inc.	11,300	573
		8,399
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	97,140	11,826
Knight-Swift Transportation Holdings, Inc. Class A	1,028,500	39,073
		50,899
Trading Companies & Distributors - 1.1%
Brenntag AG	39,400	2,518
Fastenal Co.	168,300	7,276
MSC Industrial Direct Co., Inc. Class A	8,600	599
Watsco, Inc.	248,892	55,787
		66,180

TOTAL INDUSTRIALS		951,515

INFORMATION TECHNOLOGY - 20.7%
Electronic Equipment & Components - 0.3%
CDW Corp.	103,600	12,701
Vontier Corp. (a)	103,640	2,979
		15,680
IT Services - 4.2%
Amadeus IT Holding SA Class A	483,800	23,096
DXC Technology Co.	137,700	2,536
Fidelity National Information Services, Inc.	503,600	62,744
Genpact Ltd.	530,400	18,230
IBM Corp.	218,700	24,420
MasterCard, Inc. Class A	29,200	8,428
Unisys Corp. (a)	927,018	12,181
Visa, Inc. Class A	580,379	105,461
		257,096
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	162,300	19,237
Applied Materials, Inc.	213,000	12,616
Intel Corp.	131,500	5,823
Lam Research Corp.	24,000	8,210
Marvell Technology Group Ltd.	231,600	8,687
NXP Semiconductors NV	236,600	31,969
Qualcomm, Inc. (b)	1,425,246	175,818
		262,360
Software - 8.2%
Microsoft Corp. (b)	2,099,299	425,050
Open Text Corp.	183,100	6,727
SAP SE sponsored ADR (c)	647,400	69,162
Temenos Group AG	67,250	7,220
		508,159
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc. (b)	2,063,476	224,630
Samsung Electronics Co. Ltd.	185,220	9,290
		233,920

TOTAL INFORMATION TECHNOLOGY		1,277,215

MATERIALS - 1.9%
Chemicals - 1.3%
DuPont de Nemours, Inc.	889,200	50,578
Nutrien Ltd.	450,980	18,333
PPG Industries, Inc.	114,400	14,840
		83,751
Metals & Mining - 0.6%
BHP Billiton Ltd. sponsored ADR (c)	764,500	36,780

TOTAL MATERIALS		120,531

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	105,300	24,182
CoreSite Realty Corp.	100,400	11,984
Equinix, Inc.	12,400	9,067
Public Storage	45,900	10,514
Simon Property Group, Inc.	83,500	5,245
		60,992
UTILITIES - 1.2%
Electric Utilities - 0.9%
Duke Energy Corp.	127,800	11,772
Entergy Corp.	153,000	15,487
Exelon Corp.	162,200	6,470
PPL Corp.	50,200	1,381
Southern Co.	386,800	22,222
		57,332
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	296,200	6,259
Sempra Energy	78,500	9,841
		16,100

TOTAL UTILITIES		73,432

TOTAL COMMON STOCKS
(Cost $5,704,449)		6,100,968

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 6.50%	175,300	9,082
Boston Scientific Corp. Series A 5.50%	104,800	10,791
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $19,254)		19,873
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $10,700)	14,007	7,740
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)	13,918,118	1,204
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(e)(f)	12,034,953	7,823
TOTAL OTHER
(Cost $18,059)		9,027

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.10%(g)	34,820,365	34,827
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	92,921,056	92,930
TOTAL MONEY MARKET FUNDS
(Cost $127,752)		127,757
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $5,880,214)		6,265,365
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(98,128)
NET ASSETS - 100%		$6,167,237

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Apple, Inc.	Chicago Board Options Exchange	2,000	$21,772	$135.00	1/15/21	$(283)
Lowe's Companies, Inc.	Chicago Board Options Exchange	540	8,537	195.00	1/15/21	(88)
Microsoft Corp.	Chicago Board Options Exchange	1,000	20,247	240.00	1/15/21	(214)
Qualcomm, Inc.	Chicago Board Options Exchange	1,383	17,061	140.00	1/15/21	(550)
TOTAL WRITTEN OPTIONS						$(1,135)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $67,617,000.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,327,000 or 0.7% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,024
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$12,035
Vertiv Holdings LLC	2/6/20	$20,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$21
Fidelity Securities Lending Cash Central Fund	62
Total	$83

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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